Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization expense for intangible assets with definite lives	$ 215,000,000	$ 233,100,000	$ 246,400,000
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense for intangible assets with definite lives	0	0	5,100,000
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite lived trademarks	$ 82,300,000	$ 80,800,000
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
Maximum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	15 years